Borrowings - Borrowings by classification (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current liabilities
Interest-bearing borrowings	$ 11,191
Related party borrowings	51,136
Other borrowings	103	$ 74
Total current borrowings	62,430	74
Non-current liabilities
Interest-bearing borrowings	115,744	$ 88,269
Related party borrowings	$ 16,465
Notes Payable, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total non-current borrowings	$ 132,209	$ 88,269
Total borrowings	$ 194,639	$ 88,343	$ 80,332